Statements of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
Contributions:
Participants	$ 437,415,383
Employer	193,894,825
Total Contributions	631,310,208
Interest in The Lilly Employee Savings Plan Master Trust investment income, net of administrative fees (Note 3)	2,813,087,765
Interest income on notes receivable from participants	2,355,175
Total Additions	3,446,753,148
Deductions:
Participant withdrawals	931,487,596
Administrative expenses	1,948,411
Total Deductions	933,436,007
Net Increase Prior to Transfers	2,513,317,141
Transfers from Other Plans	53,995,490
Net Increase	2,567,312,631
Net assets available for benefits at beginning of year	13,056,609,955
Net assets available for benefits at end of year	15,623,922,586
EBP 004
Contributions:
Participants	10,497,809
Employer	5,753,497
Total Contributions	16,251,306
Interest in The Lilly Employee Savings Plan Master Trust investment income, net of administrative fees (Note 3)	127,087,255
Interest income on notes receivable from participants	205,179
Total Additions	143,543,740
Deductions:
Participant withdrawals	27,712,898
Administrative expenses	253,854
Total Deductions	27,966,752
Net Increase Prior to Transfers	115,576,988
Transfers from Other Plans	0
Net Increase	115,576,988
Net assets available for benefits at beginning of year	519,253,084
Net assets available for benefits at end of year	$ 634,830,072